Leases	12 Months Ended
Jun. 30, 2021
Leases
Leases

16.    Leases

Expenses on leases accounted for under the low value exemption amounted to €181 thousand in fiscal 2021 (2020: €159 thousand, 2019: €160 thousand). Expenses relating to variable lease payments not included in the measurement of lease liabilities amounted to €198 thousand in fiscal 2021 (2020: €102 thousand, 2019: €148 thousand). Mytheresa Group incurred depreciation and interest expenses in an amount of €5,835 thousand in fiscal 2021 (2020: €5,639 thousand). Rent concessions in an amount of €56 thousand had an impact on the incurred expenses in fiscal 2021 (2020: €761 thousand). The balanced non-current lease liabilities in fiscal 2021 amounted to €8,786 thousand (2020: €13,928 thousand) and the current lease liabilities amounted to €5,361 thousand (2020: 5,787). See Note 28 for a maturity analysis of the Company’s lease future lease payments.

Income from subleasing right-of-use assets related to a warehouse, classified as operating lease, amounted to €0 in fiscal 2021 (2020: €0 thousand, 2019: €478). The underlying lease arrangement terminated in fiscal year 2019. Mytheresa Group classifies subleasing income within other income, net on the consolidated statement of profit or loss and comprehensive income.

The total cash outflow for leases amounted €5,800 thousand in fiscal 2021 (2020: €4,779 thousand, 2019: €5,556 thousand). Interest expenses from lease liabilities amounted to €612 thousand in fiscal 2021 (2020: €511 thousand, 2019: €486 thousand).

Right-of-use asset activity during the reporting periods presented is comprised of the following:

	Land and	Company	Total right-of-
(in € thousands)	buildings	Cars	use assets
Cost
As of July 1, 2019	27,953	34	27,987
Additions	6,364	42	6,406
Disposals	—	—	—
As of June 30, 2020	34,317	76	34,393

Accumulated Depreciation and Impairment
As of July 1, 2019	10,250	26	10,276
Depreciation Charge of the year	5,104	12	5,116
Disposals	—	—	—
As of June 30, 2020	15,354	38	15,392

Carrying Amount
As of July 1, 2019	17,703	8	17,711
As of June 30, 2020	18,963	38	19,001

	Land and	Company	Total right-of-
(in € thousands)	buildings	Cars	use assets
Cost
As of July 1, 2020	34,317	76	34,393
Additions	229	3	231
As of June 30, 2021	34,546	78	34,624

Accumulated Depreciation and Impairment
As of July 1, 2020	15,354	38	15,392
Depreciation Charge of the year	5,210	14	5,224
As of June 30, 2021	20,564	52	20,616

Carrying Amount
As of July 1, 2020	18,963	38	19,001
As of June 30, 2021	13,982	27	14,009